Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of revenue

All incremental costs related to obtaining a contract (sales commissions and other costs of acquisition from third parties) are recorded as prepaid expenses and (as described in note 11) amortized over the same period as the revenue associated with this asset. Similarly, certain contract compliance costs are also deferred to the extent that they relate to performance obligations under the customer agreement, i.e. when the customer obtains control over the asset.

	2021	2020	2019

Net revenue	18,058,027	17,267,812	17,377,194

Gross revenue	25,357,429	24,346,101	25,182,831

Service revenue	24,264,246	23,279,423	23,820,343
Service revenue-Mobile	22,433,225	21,522,135	22,145,033
Service revenue - Landline	1,831,021	1,757,288	1,675,310

Goods sold	1,093,183	1,066,678	1,362,488

Deductions from gross revenue	(7,299,402)	(7,078,289)	(7,805,637)
Taxes incidents	(4,679,722)	(4,534,582)	(4,939,980)
Discounts granted	(2,610,388)	(2,531,920)	(2,843,670)
Returns and other	(9,292)	(11,787)	(21,987)